Operations	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Operations
1	Operations
Vinci Compass Investments Ltd., formerly known as Vinci Partners Investments Ltd., is an exempted entity incorporated in the Cayman Islands (referred to herein as “Entity”, “Group” or “Vinci Compass”). On July 9, 2025, Vinci Partners Investments Ltd. changes its name to Vinci Compass Investments Ltd. The Group started its activities in September 2009. Its objective is to hold investments in the capital of other companies as partner (shareholder). The investees are specialized in rendering alternative investment management, asset allocation, corporate advisory services, distribution services and retirement services.
The registered office of the Entity is at Harneys Fiduciary (Cayman) Limited, 4th Floor, Harbour Place, 103 South Church Street, P.O. Box 10240, Grand Cayman
KY1-1002,
Cayman Islands.
On March 07, 2024, Vinci Compass announced an agreement for a business combination with Compass and on October 29, 2024, the transaction was completed, creating a full-service Latin American alternative asset manager with more than US$50 billion in assets under management. Please see note 7(a) further detail regarding the transaction.
On October 06, 2025, Vinci Compass announced an agreement for a business combination with Verde, one of Brazil’s leading multi-strategy asset managers with a widely recognized brand. On December 01, 2025, the transaction was completed. Please see note 8(a) in further detail regarding the transaction.
Tax Reform on Consumption
In Brazil, on December 20, 2023, Constitutional Amendment No. 132 (“CA 132/2023”) was promulgated, establishing the consumption tax reform (“Reform”). The Reform adopts a dual VAT model split between two jurisdictions: a federal tax (the Contribuição sobre Bens e Serviços—CBS), which will replace PIS and COFINS, and a subnational tax (the Imposto sobre Bens e Serviços—IBS), which will replace ICMS and ISS. A Selective Tax (IS), under federal jurisdiction, was also created to be levied on the production, extraction, commercialization, or importation of goods and services harmful to health and the environment, as set forth in complementary law.
There will be a transition period from 2026 to 2032, during which the old and new tax systems will coexist. The full impact of the Reform on the calculation of the above-mentioned taxes from the start of the transition period will only be fully known upon completion of the regulation of the outstanding topics by complementary law. Accordingly, there is no impact from the Reform on the financial statements as of December 31, 2025.